Certain Relationships and Related Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Certain Relationships and Related Transactions

Note 11-Certain Relationships and Related Transactions

Licensing Agreements with the T&B Seminars, Inc.

On December 23, 2019, we entered into an agreement with T&B Seminars Inc. to develop and operate a seminar style education business (subsequently branded Homemade Investor by Tarek El Moussa) (“Development Agreement”) that will use, among other things, the names, images, and likenesses of Tarek El Moussa to market and sell customers real estate investing oriented education products. T&B granted us a sole and exclusive worldwide license to certain intellectual property, including, certain trademarks and copyrights and the name, image and likeness of Tarek El Moussa, in each case to the extent necessary for us to develop and create educational materials and promote and conduct a branded real estate seminar style education business.

As consideration for the licensed rights under the Development Agreement, Holdings agreed to pay T&B base royalty percentages on cash sales of products to persons responding to a branded marketing campaign that uses the licensed intellectual property. Also, as consideration for Tarek El Moussa providing certain marketing support, Holdings agreed to pay T&B marketing royalty percentages on cash sales of products at live events and at online webinars to persons responding to a branded marketing campaign that uses the licensed intellectual property. Furthermore, as consideration for the exclusivity of the rights under the Development Agreement, commencing on the seventh month of the term of the Development Agreement, Holdings agreed that the monthly royalties paid to T&B will not be less than an agreed to amount.

The Development Agreement has an initial term of five years and will automatically renew thereafter for successive five-year terms unless either party provides prior written notice of termination no less than 90 days prior to the end of such five-year term. In November 2020, we suspended conducting Homemade Investor by Tarek El Moussa sales events to focus on our proprietary brand.

We do not expect to generate significant revenues under this license going forward as we continue to fulfill student contracts.